REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	4,819,832	4,638,740	3,582,243
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	2,564,747	2,607,624	1,811,072
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	497,687	452,040	356,821
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	184,944	194,308	78,489
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	50,416	10,599	5,149
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	127,642	121,092	109,965
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	5,156,386	5,062,985	4,740,812
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	2,697,228	2,580,192	982,652
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	137,000	122,733	136,149
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	184,944	194,308	78,489
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 69,710	$ 64,185	$ 5,637